S000038876 [Member] N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FLEXSHARES TRUST
Entity Central Index Key	0001491978
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Mar. 01, 2025